UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 1999.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Laifer Capital Management, Inc.
   Address:   114 West 47th Street
              New York, NY  100

   Form 13F File Number:   28-6050

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Lance Laifer
   Title:   President
   Phone:   212-268-8048

Signature, Place and Date of Signing:



   /s/ Lance Laifer              New York, NY          Feb 14, 2000

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE

Laifer Capital Management, Inc.
28-6050

Report Summary:

   Number of Other Included Managers:                0
   Form 13F Information Table Entry Total:          41
   Form 13F Information Table Value Total:     $49,470 (thousands)

                          FORM 13F INFORMATION TABLE

Laifer Capital Management, Inc.
28-6050

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6    COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ------- ------------ --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN HOME MTG HLDGS INC    COM              02660M108      893   134800 SH       SOLE                   134800
AMERICAN HOME MTG HLDGS INC    COM              02660M108     1873   282700 SH       DEFINED                                  282700
BALCHEM CORP                   COM              057665200     1703   212925 SH       SOLE                   212925
BALCHEM CORP                   COM              057665200     1141   142675 SH       DEFINED                                  142675
CAPITAL CROSSING BANK          COM              140071101      206    16500 SH       DEFINED                                   16500
CARDINAL FINANCIAL CORP        COM              14149F109      849   151000 SH       DEFINED                                  151000
CONCEPTS DIRECT INC            COM              206013104     6590   606000 SH       SOLE                   606000
CONCEPTS DIRECT INC            COM              206013104     5234   481300 SH       DEFINED                                  481300
CITADEL TECHNOLOGY INC         COM              C007280         57    12100 SH       SOLE                    12100
CITADEL TECHNOLOGY INC         COM              C007280         37     7900 SH       DEFINED                                    7900
DAG MEDIA INC                  COM              233729102       47    11800 SH       SOLE                    11800
DAG MEDIA INC                  COM              233729102       35     8700 SH       DEFINED                                    8700
DOVER DOWNS ENTERTAINMENT INC  COM              260086103      379    20206 SH       SOLE                    20206
DOVER DOWNS ENTERTAINMENT INC  COM              260086103      912    48620 SH       DEFINED                                   48620
GERALD STEVENS INC             COM              37369G101     9639  1150929 SH       SOLE                  1150929
GERALD STEVENS INC             COM              37369G101     6348   758000 SH       DEFINED                                  758000
GOTO.COM INC                   COM              38348T107      482     8200 SH       SOLE                     8200
GOTO.COM INC                   COM              38348T107      400     6800 SH       DEFINED                                    6800
HAROLDS STORES INC             COM              413353103      705   187945 SH       SOLE                   187945
HAROLDS STORES INC             COM              413353103      623   166196 SH       DEFINED                                  166196
IMTEC INC                      COM              452909104     1350   130900 SH       SOLE                   130900
IMTEC INC                      COM              452909104      887    86000 SH       DEFINED                                   86000
ITLA CAPITAL CORP              COM              450565106      500    39800 SH       SOLE                    39800
ITLA CAPITAL CORP              COM              450565106      960    76400 SH       DEFINED                                   76400
MOORE HANDLEY INC              COM              615762101        3     2700 SH       SOLE                     2700
MOORE HANDLEY INC              COM              615762101       14     9600 SH       DEFINED                                    9600
ONLINE RESOURCES               COM              68273G101        0    45647 SH       SOLE
MOTO PHOTO INC                 COM              619821101       37    43600 SH       DEFINED                                   43600
SEL-LEB MARKETING INC-NEW      COM              816082309      213    65600 SH       SOLE                    65600
SEL-LEB MARKETING INC-NEW      COM              816082309      162    49800 SH       DEFINED                                   49800
SPECIALTY CATALOG CORP         COM              84748Q103      590   145300 SH       SOLE                   145300
SPECIALTY CATALOG CORP         COM              84748Q103      462   113600 SH       DEFINED                                  113600
STOCKGROUP COM HOLDINGS INC    COM              861273100        7     4200 SH       SOLE                     4200
STOCKGROUP COM HOLDINGS INC    COM              861273100       14     8800 SH       DEFINED                                    8800
STYLING TECHNOLOGY CORPORATION COM              863905105        0   376200 SH       SOLE                   376200
STYLING TECHNOLOGY CORPORATION COM              863905105        0   301900 SH       DEFINED                                  301900
TRM CORP                       COM              872636105     3728   608600 SH       SOLE                   608600
TRM CORP                       COM              872636105     2207   360400 SH       DEFINED                                  360400
WEDDING INFORMATION NETWORK    COM              94845L105       17    11100 SH       DEFINED                                   11100
WILSHIRE REAL ESTATE           COM              971892104       61    28900 SH       SOLE                    28900
WILSHIRE REAL ESTATE           COM              971892104      102    48100 SH       DEFINED                                   48100